Restatement - Schedule of Accounting Changes and Error Corrections (Details) (Parenthetical) - $ / shares	May 31, 2018	Nov. 30, 2017	Nov. 30, 2016
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	207,837,336	207,837,336	207,837,336
Common stock, shares outstanding	207,837,336	207,837,336	207,837,336
Previously Reported [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	207,837,336	207,837,336	207,837,336
Common stock, shares outstanding	207,837,336	207,837,336	207,837,336
Adjustment [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	207,837,336	207,837,336	207,837,336
Common stock, shares outstanding	207,837,336	207,837,336	207,837,336